Income Taxes - Components of Profit (Loss) from Operations before Income Taxes and Equity in Earnings of Equity Method Affiliates (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2011 CNY (¥)
Income Tax Disclosure [Abstract]
The PRC				¥ (371,980)
All other jurisdictions	$ 1,642	¥ 9,938	¥ 2,931	(29,275)
Profit (loss) before income tax and equity in earnings of equity method affiliates	$ 1,642	¥ 9,938	¥ 2,931	(401,255)
Current				15,640
Deferred				15,771
Income tax expense				¥ 31,411